
                                                         Dresdner RCM
                                                         Capital Funds
                               DECEMBER 31, 1999         Annual Report

                                                                 [Dresdner Logo]

February 22, 2000

Dear Shareholder:

        We are pleased to present the Dresdner RCM Capital Funds' Annual Shareholder Report for the 12 months ended December 31, 1999. Inside, you will find discussions of each mutual fund by Dresdner RCM Capital Fund portfolio managers. They review relevant market conditions, the factors affecting their performance and the investment strategies they employed in 1999, as well as their outlook for 2000. Each report also includes performance summaries, lists of holdings and portfolio weightings as of December 31, 1999.

        To be sure, 1999 was an excellent year for equities in the major markets of the world. In the U.S., the S&P 500 Index and the NASDAQ set records, as the economy continued to enjoy the longest period of uninterrupted prosperity in U.S. history. In Japan, the stock market began to snap back from a decade-long slump, as cultural changes favoring shareholder value began to take place. Even in Europe, where the euro steadily weakened throughout the year, investors began to enjoy greater returns in the second half of the year as economic growth improved.

        On the contrary, at the beginning of 1999, small cap markets performed poorly as investors, worried about the global economy, sought the safety and liquidity of large cap stocks. As the year progressed, however, and economies around the world revived, the relatively higher growth prospects offered by small and mid-sized companies started to look more attractive to investors. By the second half of 1999, small caps actually outperformed large caps. For the full year, the Russell 2000 Index matched the S&P 500 Index, the first time it has done so since 1994.

        The driving force behind the Dresdner RCM Capital Funds' success was a willingness to boldly embrace technology and telecommunications stocks as the Internet and wireless communications generated tremendous investment opportunities. Although these sectors remain overweighted in the Funds' portfolios, as compared to their benchmark stock indices, Dresdner RCM Global Investors LLC, the Funds' investment manager continues to use a bottom-up analysis of company fundamentals, combined with a careful assessment of projected earnings growth, to select firms that offer the best potential for achieving their business goals.

        In identifying possible investments, Dresdner RCM in conjunction with its worldwide affiliates, draws on the expertise of nearly 200 investment professionals, primarily securities analysts and portfolio managers. In addition to having traditional finance credentials, many also have advanced degrees or direct industry experience in the fields that they cover such as engineering or medicine. The Funds also draw from Grassroots-SM- Research, a unique in-house adjunct to traditional research efforts, which uncovers and confirms marketplace demand for key products and services.

        Thank you for your continued confidence in the Dresdner RCM Capital Funds. We believe that our strong commitment to value and performance, built on a rigorous company-by-company selection approach, has served our shareholders well and will continue to do so. If you would like more information on a specific Fund, or you have any questions about the material in this report, please call us at 1-800-227-5183 or visit us at www.DRCMFunds.com.

                                          Sincerely,

                                          [SIGNATURE]
                                          DeWitt F. Bowman
                                          Chairman
                                          Dresdner RCM Capital Funds, Inc.

 Dresdner RCM MidCap Fund
 Management's Performance Review

        A focus on the electronics, technology services and communications industries, as well as superior stock selection within these industries, allowed the Dresdner RCM MidCap Fund to outperform its benchmark indexes. For the year ended December 31, 1999, the Dresdner RCM MidCap Fund posted a total return of 60.18%, outperforming the Russell Midcap Growth Index, which produced a total return of 51.29% and the Russell Midcap Index, which returned 18.23%.

        Effective December 16, 1999 the name of the Dresdner RCM Growth Equity Fund has been changed to the Dresdner RCM MidCap Fund. This name change is designed to reflect more accurately the Fund's investment objective and the types of stocks in which the Fund primarily invests. The Fund's performance benchmarks, the S&P Midcap 400 Index and the Russell Midcap Index, have been replaced with the Russell Midcap Growth Index. The Russell Midcap Growth Index reflects more accurately the Investment Manager's investment style, and therefore should provide shareholders in the Fund with a more meaningful index against which to compare the Fund's performance. Finally, the Fund's market capitalization restriction is now measured against the Russell Midcap Growth Index -- the Fund invests in small- to medium-sized companies with total market capitalizations not exceeding those of the largest company included in the Russell Midcap Growth Index -- rather than the S&P Midcap 400 Index. Because the Fund will be using the Russell Midcap Growth Index as its primary benchmark, this change should ensure that the Fund is able to invest in the types of stocks against which its performance will be compared.

MARKET REVIEW

        Style was the most important determinant of performance in 1999 as growth substantially outperformed value across all capitalization ranges, particularly in the first, third and fourth quarters. Investors briefly shifted their focus to value last spring as the strength of the underlying economy led to outperformance by economically sensitive sectors. However, the shift was short-lived as the Federal Reserve Board's move to raise interest rates was seen as the precursor of slower growth. In such an environment, investors sought out companies, typically in technology and telecommunications, believed to be immune to slowdowns in the business environment.

        In contrast to growth vs. value, the shift from large-cap to mid-cap (and to a lesser extent, small-cap) stocks that began in the second quarter continued throughout the year. It was no longer a disadvantage to have a smaller market capitalization, especially if the holding was in technology or telecom. Other sectors such as biotechnology and energy produced strong performance, but the non-tech winners were few and far between.

FACTORS AFFECTING PERFORMANCE

        The Fund's heavy overweight in the technology and telecommunications sectors, comprising 69% of the portfolio, was the most significant reason that it outperformed the Russell Midcap Index, which only allocates 40% to those two groups. The global research capability of Dresdner RCM Global Investors LLC ("Dresdner RCM,") the Fund's investment manager, allowed the Fund to capitalize on emerging trends such as the degree of wireless penetration in Europe and its likely expansion in the U.S. As a result, the Fund continued to be overweighted in telecommunications, particularly wireless technology with such holdings as VoiceStream Wireless Corp. and bandwidth capacity with JDS Uniphase.

        The Fund's strategy was to invest in beneficiaries of the Internet, rather than investing directly in Internet portals or destination sites. For example, Entercom, a company that owns radio stations, has profited from consolidation in the radio industry brought on by deregulation as well as a surge in advertising spending from the Internet portals.

        Furthermore, diminished concerns about Y2K led to significant returns for software manufacturers such as Check Point Software Technologies and I2 Technologies whose products help companies "web-ify" their business processes.

        Circuit City Stores, a consumer electronics specialty retailer, represented another investment theme linked to the Internet as well as advances in digital technology. One concern, competing DVD and DIVX video technology, weighed heavily on Circuit City's stock early in 1999 as investors recalled the VHS/Beta videocassette wars of the early 1980s. However, surveys performed by Dresdner RCM's Grassroots-SM- Research

 Dresdner RCM MidCap Fund
 Management's Performance Review
division found that consumers didn't differentiate between the two digital technologies, and that overall demand would remain strong. Dresdner RCM's fundamental research capabilities, combined with Grassroots-SM- Research inputs, led the Fund's managers to build a strong position in the stock, which was rewarded over the course of the year.

        Many retailers unrelated to technology performed poorly during the year, as did interest-sensitive groups such as financial services and construction. For example, the Fund's investment in Martin Marietta Materials, which produces building materials such as granite, limestone and sandstone for commercial and residential structures and highways, was adversely affected by rising interest rates and unexpected sluggishness in its core business.

        The Fund's extremely small weighting in interest-sensitive stocks (2% of the portfolio) compared to the Russell Midcap Index (23%) was very beneficial to performance. A 7% weighting in energy companies helped the Fund's results compared to the benchmark (4%) as rising oil prices generated demand for oil drilling services. However, a very small weighting in the booming biotechnology field represented a missed opportunity for the portfolio. The Fund has recently increased its weighting in this area, leveraging the human genomics theme.

OUTLOOK

        Now that international economies have begun growing, the U.S. will no longer have to be counted upon to be the sole engine of global growth. Throughout the world, core growth sectors, within all market capitalizations, will likely continue to be found in technology and telecommunications. The Internet will continue as a theme, with investments in telecom equipment and services rather than the destination site and portal companies. With the Y2K fear gone, technology spending will likely surge to meet the challenges of a Web-based economy.

        Outside of technology and telecom, Dresdner RCM believes that the exploration and production energy companies are going to benefit from a new capital spending cycle and the improving supply and demand characteristics for the oil and natural gas markets. Biotechnology companies that focus on niche products or gene therapy hold exciting promise. Other areas of growth will be located through Dresdner RCM's intensive bottom-up research-driven investment process.

 Dresdner RCM MidCap Fund
 Total Return Index Comparison(b)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RCM MIDCAP FUND
                                  Fund  Russell Midcap Index (a)
                 12/31/79      $10,719                   $11,158
                  1/31/80      $11,210                   $11,777
                  2/28/80      $10,792                   $11,516
                  3/31/80       $9,599                    $9,996
                  4/30/80      $10,028                   $10,641
                  5/31/80      $10,856                   $11,467
                  6/30/80      $11,315                   $12,024
                  7/31/80      $12,980                   $13,034
                  8/31/80      $13,656                   $13,375
                  9/30/80      $14,396                   $13,821
                 10/31/80      $14,878                   $13,966
                 11/30/80      $15,935                   $15,074
                 12/31/80      $15,665                   $14,784
                  1/31/81      $15,304                   $14,439
                  2/28/81      $15,725                   $14,694
                  3/31/81      $17,588                   $15,843
                  4/30/81      $18,134                   $15,918
                  5/31/81      $19,279                   $16,306
                  6/30/81      $18,560                   $16,008
                  7/31/81      $18,247                   $15,809
                  8/31/81      $17,371                   $14,908
                  9/30/81      $16,587                   $13,951
                 10/31/81      $18,157                   $14,914
                 11/30/81      $18,503                   $15,518
                 12/31/81      $18,211                   $15,139
                  1/31/82      $17,929                   $14,583
                  2/28/82      $17,527                   $13,964
                  3/31/82      $17,476                   $13,825
                  4/30/82      $18,682                   $14,486
                  5/31/82      $18,511                   $13,970
                  6/30/82      $18,441                   $13,595
                  7/31/82      $18,512                   $13,274
                  8/31/82      $20,047                   $14,871
                  9/30/82      $20,666                   $15,293
                 10/31/82      $23,233                   $17,338
                 11/30/82      $25,235                   $18,395
                 12/31/82      $25,710                   $18,660
                  1/31/83      $27,172                   $19,319
                  2/28/83      $28,967                   $19,987
                  3/31/83      $30,108                   $20,691
                  4/30/83      $32,700                   $21,984
                  5/31/83      $34,645                   $22,903
                  6/30/83      $36,064                   $23,737
                  7/31/83      $34,391                   $22,991
                  8/31/83      $33,610                   $22,846
                  9/30/83      $34,935                   $23,486
                 10/31/83      $33,413                   $22,575
                 11/30/83      $34,930                   $23,541
                 12/31/83      $34,348                   $23,105
                  1/31/84      $32,764                   $22,449
                  2/29/84      $31,089                   $21,235
                  3/31/84      $31,709                   $21,587
                  4/30/84      $31,839                   $21,350
                  5/31/84      $30,674                   $20,146
                  6/30/84      $32,051                   $20,774
                  7/31/84      $31,196                   $20,166
                  8/31/84      $34,191                   $22,684
                  9/30/84      $33,648                   $22,791
                 10/31/84      $33,611                   $22,880
                 11/30/84      $32,993                   $22,784
                 12/31/84      $33,496                   $23,435
                  1/31/85      $37,254                   $25,659
                  2/28/85      $38,042                   $26,119
                  3/31/85      $37,399                   $25,970
                  4/30/85      $36,747                   $25,894
                  5/31/85      $39,165                   $27,365
                  6/30/85      $39,965                   $28,030
                  7/31/85      $40,928                   $27,994
                  8/31/85      $40,385                   $27,876
                  9/30/85      $38,429                   $26,510
                 10/31/85      $40,118                   $27,883
                 11/30/85      $42,578                   $29,810
                 12/31/85      $44,235                   $30,937
                  1/31/86      $45,046                   $31,633
                  2/28/86      $48,307                   $34,205
                  3/31/86      $49,783                   $36,003
                  4/30/86      $50,541                   $35,845
                  5/31/86      $52,554                   $37,701
                  6/30/86      $51,571                   $38,216
                  7/31/86      $47,374                   $35,687
                  8/31/86      $49,140                   $38,219
                  9/30/86      $45,601                   $35,511
                 10/31/86      $48,335                   $37,364
                 11/30/86      $48,946                   $37,640
                 12/31/86      $48,361                   $36,569
                  1/31/87      $54,951                   $41,072
                  2/28/87      $59,189                   $43,530
                  3/31/87      $60,968                   $43,942
                  4/30/87      $60,390                   $42,842
                  5/31/87      $62,092                   $42,989
                  6/30/87      $64,592                   $44,737
                  7/31/87      $67,740                   $46,653
                  8/31/87      $70,486                   $48,302
                  9/30/87      $68,483                   $47,379
                 10/31/87      $49,455                   $35,710
                 11/30/87      $47,006                   $33,727
                 12/31/87      $53,665                   $36,652
                  1/31/88      $53,930                   $38,355
                  2/29/88      $58,780                   $41,072
                  3/31/88      $60,415                   $41,126
                  4/30/88      $61,386                   $41,380
                  5/31/88      $60,234                   $41,283
                  6/30/88      $64,720                   $44,110
                  7/31/88      $63,335                   $43,225
                  8/31/88      $61,789                   $42,264
                  9/30/88      $64,192                   $43,702
                 10/31/88      $63,486                   $43,889
                 11/30/88      $62,127                   $42,836
                 12/31/88      $64,859                   $43,910
                  1/31/89      $68,192                   $46,537
                  2/28/89      $67,612                   $46,427
                  3/31/89      $68,994                   $47,190
                  4/30/89      $73,125                   $49,465
                  5/31/89      $77,254                   $51,695
                  6/30/89      $74,440                   $51,503
                  7/31/89      $79,915                   $55,093
                  8/31/89      $83,387                   $56,935
                  9/30/89      $83,428                   $56,413
                 10/31/89      $79,787                   $53,752
                 11/30/89      $80,873                   $54,489
                 12/31/89      $82,292                   $55,446
                  1/31/90      $75,120                   $50,999
                  2/28/90      $77,825                   $52,033
                  3/31/90      $80,029                   $53,300
                  4/30/90      $78,163                   $51,011
                  5/31/90      $86,194                   $55,632
                  6/30/90      $87,034                   $55,271
                  7/31/90      $84,425                   $53,628
                  8/31/90      $75,868                   $47,860
                  9/30/90      $71,033                   $44,312
                 10/31/90      $69,568                   $42,913
                 11/30/90      $75,112                   $47,046
                 12/31/90      $78,902                   $49,072
                  1/31/91      $85,003                   $52,398
                  2/28/91      $92,631                   $56,764
                  3/31/91      $97,028                   $59,119
                  4/30/91      $96,459                   $59,474
                  5/31/91     $101,948                   $62,298
                  6/30/91      $96,909                   $59,427
                  7/31/91     $102,335                   $62,340
                  8/31/91     $105,602                   $64,204
                  9/30/91     $105,329                   $63,830
                 10/31/91     $108,557                   $65,138
                 11/30/91     $104,724                   $62,445
                 12/31/91     $116,960                   $69,442
                  1/31/92     $119,326                   $70,748
                  2/29/92     $120,948                   $72,373
                  3/31/92     $115,847                   $70,524
                  4/30/92     $113,545                   $71,075
                  5/31/92     $114,312                   $71,534
                  6/30/92     $108,991                   $70,374
                  7/31/92     $112,618                   $73,316
                  8/31/92     $110,272                   $71,628
                  9/30/92     $113,146                   $73,113
                 10/31/92     $117,301                   $74,902
                 11/30/92     $122,190                   $78,677
                 12/31/92     $125,186                   $80,789
                  1/31/93     $125,594                   $82,405
                  2/28/93     $121,886                   $82,496
                  3/31/93     $124,822                   $85,179
                  4/30/93     $121,150                   $82,922
                  5/31/93     $126,171                   $85,555
                  6/30/93     $126,630                   $86,522
                  7/31/93     $125,543                   $86,939
                  8/31/93     $131,747                   $90,806
                  9/30/93     $134,398                   $91,153
                 10/31/93     $135,795                   $91,229
                 11/30/93     $131,931                   $89,113
                 12/31/93     $138,604                   $92,341
                  1/31/94     $143,687                   $94,889
                  2/28/94     $142,568                   $93,598
                  3/31/94     $134,622                   $89,611
                  4/30/94     $135,889                   $90,226
                  5/31/94     $134,603                   $90,349
                  6/30/94     $130,975                   $87,673
                  7/31/94     $132,730                   $90,682
                  8/31/94     $141,423                   $94,981
                  9/30/94     $140,120                   $92,660
                 10/31/94     $142,420                   $93,369
                 11/30/94     $137,052                   $89,250
                 12/31/94     $139,650                   $90,409
                  1/31/95     $140,145                   $92,266
                  2/28/95     $146,023                   $97,042
                  3/31/95     $151,805                   $99,819
                  4/30/95     $152,385                  $101,324
                  5/31/95     $155,053                  $104,654
                  6/30/95     $162,810                  $108,171
                  7/31/95     $174,821                  $113,423
                  8/31/95     $177,454                  $115,160
                  9/30/95     $183,158                  $117,762
                 10/31/95     $179,789                  $115,128
                 11/30/95     $185,416                  $120,853
                 12/31/95     $187,880                  $121,558
                  1/31/96     $190,835                  $124,137
                  2/29/96     $200,326                  $127,052
                  3/31/96     $203,882                  $128,890
                  4/30/96     $212,394                  $132,542
                  5/31/96     $215,917                  $134,544
                  6/30/96     $206,821                  $132,526
                  7/31/96     $188,917                  $124,324
                  8/31/96     $198,795                  $130,243
                  9/30/96     $211,760                  $136,676
                 10/31/96     $211,966                  $137,772
                 11/30/96     $222,461                  $146,165
                 12/31/96     $223,710                  $144,673
                  1/31/97     $229,653                  $150,085
                  2/28/97     $218,817                  $149,858
                  3/31/97     $204,835                  $143,388
                  4/30/97     $209,029                  $147,059
                  5/31/97     $236,993                  $157,788
                  6/30/97     $243,285                  $162,951
                  7/31/97     $260,762                  $176,549
                  8/31/97     $257,966                  $174,642
                  9/30/97     $275,443                  $184,614
                 10/31/97     $259,015                  $177,433
                 11/30/97     $257,966                  $181,656
                 12/31/97     $262,848                  $186,669
                  1/31/98     $259,895                  $183,160
                  2/28/98     $287,741                  $197,483
                  3/31/98     $303,773                  $206,843
                  4/30/98  $309,680.18                  $207,360
                  5/31/98     $291,960                  $200,953
                  6/30/98     $302,508                  $203,746
                  7/31/98     $285,210                  $194,028
                  8/31/98     $224,033                  $162,983
                  9/30/98     $233,315                  $173,528
                 10/31/98     $256,520                  $185,363
                 11/30/98     $273,396                  $194,149
                 12/31/98     $302,435                  $205,546
                  1/31/99     $309,133                  $205,196
                  2/28/99     $293,161                  $198,363
                  3/31/99     $314,801                  $204,572
                  4/30/99     $331,803                  $219,690
                  5/31/99     $328,711                  $219,053
                  6/30/99     $352,451                  $226,785
                  7/31/99     $346,744                  $220,549
                  8/31/99     $341,591                  $214,836
                  9/30/99     $340,561                  $207,274
                 10/31/99     $372,505                  $217,099
                 11/30/99     $409,601                  $223,351
                 12/31/99     $484,429                  $242,941

PERFORMANCE(b)
December 31, 1999

                                                                 CUMULATIVE
                                                        SINCE      SINCE
MIDCAP FUND                1 YEAR  5 YEARS  10 YEARS  INCEPTION  INCEPTION
Average Annual Total
Return(c)                  60.18%  28.24%    19.40%    21.22%    4,744.29%
Russell MidCap Index
Average Annual Total
Return(a)                  18.23%  21.86%    15.92%    17.14%    2,329.41%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Russell MidCap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)  The Fund began operations on November 6, 1979.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF         MARKET VALUE
SHARES      COUNTRY                                              NET ASSETS        (NOTE 1)

----------------------------------------------------------------------------------------------
EQUITY INVESTMENTS
CONSUMER DURABLES SECTOR                                                  0.1%
                     CONSUMER DURABLES                                    0.1%
    35,000    US     Sealed Air Corp. *                                         $    1,813,438
CONSUMER NON-DURABLES SECTOR                                              8.6%
                     BEVERAGE/TOBACCO                                     0.6%
   180,000    US     Coca Cola Enterprises Inc.                                      3,622,500
    76,000    US     Coors (Adolph) Co. (Class B)                                    3,990,000
                                                                                --------------
                                                                                     7,612,500
                                                                                --------------
                     HOUSEHOLD/RELATED NON-DURABLES                       0.6%
    85,000    US     Dial Corp.                                                      2,066,562
   130,000    US     Estee Lauder Cos. Inc. (Class A)                                6,556,875
                                                                                --------------
                                                                                     8,623,437
                                                                                --------------
                     LEISURE TIME PRODUCTS/SERVICES                       0.7%
   187,500    US     Royal Caribbean Cruises Ltd.                                    9,246,094
                     RETAIL TRADE                                         6.7%
   604,000    US     Abercrombie & Fitch Co. (Class A) *                            16,119,250
   137,000    US     Bed Bath & Beyond Inc. *                                        4,760,750
    22,900    US     CDW Computer Centers Inc. *                                     1,800,513
   659,000    US     Circuit City Stores Inc.                                       29,696,187
   265,000    US     Family Dollar Stores Inc.                                       4,322,813
    19,900    NL     Gucci Group                                                     2,278,550
   185,000    US     Jones Apparel Group Inc. *                                      5,018,125
   305,000    US     Nordstrom Inc.                                                  7,987,187
   705,000    US     Staples Inc. *                                                 14,628,750
    82,000    US     Tandy Corp.                                                     4,033,375
                                                                                --------------
                                                                                    90,645,500
                                                                                --------------
CYCLICAL/CAPITAL GOODS SECTOR                                             4.9%
                     AEROSPACE/DEFENSE                                    1.3%
    86,000    US     General Dynamics Corp.                                          4,536,500
   318,500    US     L-3 Communications Holdings Inc. *                             13,257,562
                                                                                --------------
                                                                                    17,794,062
                                                                                --------------
                     BUILDING/CONSTRUCTION                                0.2%
    64,500    US     Martin Marietta Materials Inc.                                  2,644,500
                     CHEMICALS/TEXTILES                                   1.4%
   194,500    US     Praxair Inc.                                                    9,785,781
   223,000    US     Rohm & Haas Co.                                                 9,073,313
                                                                                --------------
                                                                                    18,859,094
                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF         MARKET VALUE
SHARES      COUNTRY                                              NET ASSETS        (NOTE 1)

----------------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     ELECTRICAL EQUIPMENT                                 0.4%
   101,500    US     Rockwell International Corp.                               $    4,859,313
                     RAW/BASIC MATERIALS                                  0.4%
   117,500    CA     Alcan Aluminum Ltd.                                             4,839,531
                     TRANSPORTATION SERVICES                              1.2%
   385,000    US     Expeditors International of Washington
                     Inc.                                                           16,867,813
ENERGY SECTOR                                                             7.2%
                     ENERGY                                               7.2%
   825,500    US     BJ Services Co. *                                              34,516,218
   331,100    FR     Coflexip S.A. (ADR)                                            12,581,800
   344,500    US     Smith International Inc. *                                     17,117,344
   854,500    US     Weatherford International Inc.                                 34,126,594
                                                                                --------------
                                                                                    98,341,956
                                                                                --------------
HEALTH CARE SECTOR                                                        6.5%
                     DRUGS AND HOSPITAL SUPPLIES                          6.5%
   120,900    US     Biomet Inc.                                                     4,836,000
   204,000    US     Forest Laboratories Inc. *                                     12,533,250
   288,500    US     Guidant Corp. *                                                13,559,500
   245,800    US     PE Biosystems Group                                            29,572,812
    29,000    US     Sepracor Inc. *                                                 2,876,438
   270,000    US     Stryker Corp.                                                  18,798,750
   118,700    US     Waters Corp. *                                                  6,291,100
                                                                                --------------
                                                                                    88,467,850
                                                                                --------------
INTEREST-SENSITIVE SECTOR                                                 1.8%
                     BANKING                                              0.7%
   223,200    US     National Commerce BanCorp                                       5,063,850
    82,100    US     Zions Bancorp                                                   4,859,294
                                                                                --------------
                                                                                     9,923,144
                                                                                --------------
                     GENERAL FINANCE                                      1.0%
   183,300    US     CIT Group Inc. (Class A)                                        3,872,213
   341,700    US     Federated Investors Inc. (Class B) *                            6,855,356
    82,900    US     Franklin Resources Inc.                                         2,657,981
                                                                                --------------
                                                                                    13,385,550
                                                                                --------------
                     INSURANCE                                            0.1%
    44,700    US     InsWeb Corp. *                                                  1,142,644

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF         MARKET VALUE
SHARES      COUNTRY                                              NET ASSETS        (NOTE 1)

----------------------------------------------------------------------------------------------

EQUITY INVESTMENTS
TECHNOLOGY SECTOR                                                        47.9%
                     COMPUTERS/OFFICE EQUIPMENT                           2.2%
   351,700    US     Network Appliance Inc.*                                    $   29,213,081
                     ELECTRONICS/NEW TECHNOLOGY                          27.9%
    52,500    US     Altera Corp. *                                                  2,602,031
   133,002    US     Analog Devices Inc. *                                          12,369,186
   258,000    NL     ASM Lithography Holding N.V. (ADR) *                           29,347,500
   855,800    US     Atmel Corp. *                                                  25,299,588
   435,000    US     CIENA Corp. *                                                  25,012,500
   247,900    DE     Epcos AG (ADR) *                                               18,515,031
    54,000    US     Finisar Corp. *                                                 4,853,250
   493,000    US     Flextronics International Ltd.                                 22,678,000
   361,700    US     Jabil Circuit Inc. *                                           26,404,100
   234,800    US     JDS Uniphase Corp. *                                           37,876,175
    10,200    US     Juniper Networks Inc. *                                         3,468,000
   227,700    US     KLA-Tencor Corp. *                                             25,360,088
   547,460    US     Maxim Integrated Products Inc. *                               25,833,269
   211,100    US     Microchip Technology Inc. *                                    14,447,156
   439,000    US     Molex Inc. (Class A)                                           19,864,750
    42,600    US     Optical Coating Laboratory Inc.                                12,609,600
   114,000    US     Sanmina Corp. *                                                11,385,750
   527,500    US     Vitesse Semiconductor Corp. *                                  27,660,781
   740,400    US     Xilinx Inc. *                                                  33,665,062
                                                                                --------------
                                                                                   379,251,817
                                                                                --------------
                     TECHNOLOGY SERVICES                                 17.8%
   254,500    US     Amdocs Ltd. *                                                   8,780,250
   323,600    US     BEA Systems Inc. *                                             22,631,775
   234,700    US     BMC Software Inc. *                                            18,761,331
    88,500    IS     Check Point Software Technologies Ltd. *                       17,589,375
   407,500    US     Concord EFS Inc. *                                             10,493,125
    27,800    US     DoubleClick Inc. *                                              7,035,138
    72,000    US     Electronic Arts Inc. *                                          6,048,000
   140,000    US     Exodus Communications Inc. *                                   12,433,750
    46,600    US     FreeMarkets Inc. *                                             15,905,162
   111,600    UK     Freeserve PLC (ADR) *                                          10,267,200
    60,000    US     I2 Technologies Inc. *                                         11,700,000
   163,200    US     Intuit *                                                        9,781,800
    50,200    US     Network Solutions Inc. *                                       10,921,638
    50,400    US     RealNetworks Inc. *                                             6,063,750
   163,000    US     Siebel Systems Inc. *                                          13,692,000
   170,000    US     USWeb Corp. *                                                   7,554,375
   296,250    US     VERITAS Software Corp. *                                       42,400,781
   608,300    US     Webvan Group Inc. *                                            10,036,950
                                                                                --------------
                                                                                   242,096,400
                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF         MARKET VALUE
SHARES      COUNTRY                                              NET ASSETS        (NOTE 1)

----------------------------------------------------------------------------------------------

EQUITY INVESTMENTS
TELEMEDIA/SERVICES SECTOR                                                20.8%
                     BUSINESS SERVICES                                    3.2%
   147,000    US     BISYS Group Inc. *                                         $    9,591,750
   664,400    US     Fiserv Inc. *                                                  25,454,825
   133,000    US     G & K Services Inc. (Class A)                                   4,305,875
   183,000    US     Sybron International Corp. Wisconsin *                          4,517,812
                                                                                --------------
                                                                                    43,870,262
                                                                                --------------
                     COMMUNICATION SERVICES                              13.8%
   358,500    US     Broadwing Inc.                                                 13,219,688
   280,000    US     CenturyTel Inc.                                                13,265,000
   558,000    US     Global TeleSystems Group Inc. *                                19,320,750
   300,000    US     ICG Communications Inc. *                                       5,625,000
   387,700    US     Infonet Services Corp. (Class B) *                             10,177,125
   539,500    US     McLeodUSA Inc. (Class A) *                                     31,763,062
   339,500    US     NEXTLINK Communications Inc. (Class A) *                       28,199,719
   316,000    US     VoiceStream Wireless Corp. *                                   44,970,750
   317,700    US     Western Wireless Corp. (Class A)                               21,206,475
                                                                                --------------
                                                                                   187,747,569
                                                                                --------------
                     MEDIA                                                3.8%
   304,100    US     Entercom Communications Corp. *                                20,070,600
   432,500    US     Young & Rubicam Inc.                                           30,599,375
                                                                                --------------
                                                                                    50,669,975
                                                                                --------------
TOTAL EQUITY INVESTMENTS (COST $917,845,344)                             97.8%   1,327,915,530
                                                                                --------------
SHORT-TERM INVESTMENTS
                     MONEY MARKET FUNDS                                   2.1%
14,159,240    US     SSgA Money Market Fund                                         14,159,240
13,489,132    US     SSgA U.S. Government Money Market Fund                         13,489,132
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $27,648,372)                           2.1%      27,648,372
                                                                                --------------

TOTAL INVESTMENTS (COST $945,493,716) **                                 99.9%   1,355,563,902

                     OTHER ASSETS LESS LIABILITIES                        0.1%       1,925,325
                                                                                --------------
                     NET ASSETS                                         100.0%  $1,357,489,227
                                                                                ==============

--------------------------------

*    Non-income producing security
ADR  American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 1999

Tax Information:

** For Federal income tax purposes, cost is $953,392,168 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $429,594,206
Unrealized depreciation                             (27,422,472)
                                                    -----------
Net unrealized appreciation                         $402,171,734
                                                    ===========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 1999 categorized by country:

                                                      % OF NET ASSETS
                                              -------------------------------
                                     COUNTRY            SHORT-TERM
COUNTRY                               CODE    EQUITIES  AND OTHER     TOTAL

-----------------------------------------------------------------------------
Canada                                 CA        0.4%                  0.4%
France                                 FR        0.9%                  0.9%
Germany                                DE        1.3%                  1.3%
Israel                                 IS        1.3%                  1.3%
Netherlands                            NL        2.3%                  2.3%
United Kingdom                         UK        0.8%                  0.8%
United States                          US       90.8%       2.2%      93.0%
                                              ------     ------      -----
  Total                                         97.8%       2.2%     100.0%
                                              ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Management's Performance Review

        After a difficult first half, small cap stocks -- and the Dresdner RCM Small Cap Fund -- came on strong later in 1999. Although the Dresdner RCM Small Cap Fund lagged the Russell 2000 Index for the full year, with the Fund returning 12.40% and the Index returning 21.26%, the Fund outperformed the Index 27.06% to 18.45% in the fourth quarter.

MARKET REVIEW

        At the beginning of 1999, small cap markets performed poorly as investors, worried about the global economy, sought the safety and liquidity of large cap stocks. As the year progressed, however, and economies around the world revived, the relatively higher growth prospects offered by small caps started to look more attractive to investors. By the second half of 1999, small caps actually outperformed large caps. For the full year, the Russell 2000 Index matched the S&P 500 Index, the first time it has done so since 1994.

FACTORS AFFECTING PERFORMANCE

        During the first four months of 1999, the small cap market was narrowly focused on business-to-consumer Internet companies whose lack of profitability did not fit the Fund's investment discipline. As a result, the Fund avoided the dot.com companies to a large degree, as they didn't possess historical or foreseeable earnings. Since 1970, Dresdner RCM has been committed to the principle of investing in quality companies with solid earnings, reasonable valuations and excellent management. However, the Internet has created a huge population of new companies, causing the Fund's portfolio management team to revisit its profitability criteria. Although current profitability is not an absolute requirement, the Fund continues to seek companies that Dresdner RCM believes will be profitable over the long term.

        These expanded investment criteria allowed the Fund to participate in a wider array of investments. At the same time, the Fund's relative performance also began to improve when investors shifted their attention to companies with more tangible business models, such as those engaged in business-to-business internet commerce as well as building Internet infrastructure. Examples in the portfolio include CheckFree Holdings, which enables financial institutions to provide online banking and Actuate Software, which helps companies provide data and specialized reports for customers in a user-friendly manner.

        To be sure, the portfolio continues to hold mature companies that offer steady earnings growth. In late 1999, the semiconductor area was particularly strong. The Fund captured the cyclical uptrend in this sector with its investment in Cypress Semiconductor. Other stocks that did well, such as Entercom, an owner of radio stations, benefited from the boom in internet advertising.

        A good example of investor appetite for anything related to the Internet is the Fund's experience with MICROS Systems, a stock that has been held in the portfolio for several years. MICROS System designs, manufactures, and markets information systems to hotels, restaurants, casinos, cruise ships and theme parks. The company dominates its market niche and generates strong financial results. Revenues and earnings grew 20% and 27% respectively in fiscal year 1999. Dresdner RCM's Grassroots-SM- Research surveys confirmed that customers were very satisfied with the company's products and that demand stayed strong during downturns in the hospitality business. As a result, the Fund added to its position in MICROS Systems towards the beginning of the year, and the stock performed reasonably well. However, when a side venture came to light, in which the company developed an online service for corporate clients to book travel and hotel stays, the stock doubled even though the activity had virtually no impact on the company's revenues. Dresdner RCM began selling the stock in September, based on the firm's sell criteria.

        The Fund's more difficult areas included health care services such as assisted-living, dialysis and contract research, where government intervention is affecting their prospects. In addition, the Fund was underweighted in emerging health care technologies such as biotechnology and gene therapy, and thus was not able to participate fully in their growth.

 Dresdner RCM Small Cap Fund
 Management's Performance Review

OUTLOOK

        For the Internet to deliver on its great promise, it must be easier and more attractive to use for business as well as consumers. Technology companies that can deliver a positive internet experience are likely to perform very well. Other areas of interest for the Fund include energy services, as the major oil companies increase spending on exploration and production. In retailing, consumer electronics is becoming an attractive area as the conversion from analog to digital audio, video and photographic products drive revenues and profits. Finally, the Fund is increasingly investing in emerging health care technologies.

        Dresdner RCM's management team is gratified that investors are no longer penalizing companies based solely on market capitalization. In this period of global calm, small cap stocks have every opportunity to outperform the S&P 500.

 Dresdner RCM Small Cap Fund
 Total Return Index Comparison(b)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RCM SMALL CAP FUND
                       Fund  Russell 2000 Index (a)
1/1/92              $10,000                 $10,000
1/31/92             $10,786                 $10,811
2/28/92             $11,118                 $11,127
3/31/92             $10,850                 $10,751
4/30/92             $10,613                 $10,373
5/31/92             $10,703                 $10,511
6/30/92             $10,165                 $10,017
7/31/92             $10,530                 $10,366
8/31/92             $10,336                 $10,072
9/30/92             $10,603                 $10,304
10/31/92            $11,002                 $10,630
11/30/92            $11,807                 $11,444
12/31/92            $12,214                 $11,842
1/31/93             $12,212                 $12,242
2/28/93             $11,792                 $11,960
3/31/93             $12,082                 $12,348
4/30/93             $11,636                 $12,008
5/31/93             $12,102                 $12,539
6/30/93             $12,134                 $12,617
7/31/93             $12,126                 $12,791
8/31/93             $12,580                 $13,344
9/30/93             $13,037                 $13,720
10/31/93            $13,186                 $14,074
11/30/93            $12,728                 $13,615
12/31/93            $13,337                 $14,080
1/31/94             $13,592                 $14,522
2/28/94             $13,431                 $14,469
3/31/94             $12,712                 $13,707
4/30/94             $12,637                 $13,788
5/31/94             $12,411                 $13,633
6/30/94             $11,990                 $13,173
7/31/94             $12,173                 $13,390
8/31/94             $13,095                 $14,136
9/30/94             $13,073                 $14,088
10/31/94            $13,240                 $14,031
11/30/94            $12,765                 $13,464
12/31/94            $13,049                 $13,824
1/31/95             $12,958                 $13,649
2/28/95             $13,392                 $14,217
3/31/95             $13,900                 $14,461
4/30/95             $14,064                 $14,782
5/31/95             $14,030                 $15,037
6/30/95             $14,728                 $15,817
7/31/95             $15,706                 $16,728
8/31/95             $16,245                 $17,074
9/30/95             $16,900                 $17,380
10/31/95            $16,330                 $16,602
11/30/95            $16,882                 $17,300
12/31/95            $17,496                 $17,756
1/31/96             $17,973                 $17,737
2/28/96             $18,914                 $18,290
3/31/96             $19,374                 $18,662
4/30/96             $20,684                 $19,660
5/31/96             $21,660                 $20,435
6/30/96             $20,993                 $19,596
7/31/96             $18,958                 $17,884
8/31/96             $20,592                 $18,923
9/30/96             $22,457                 $19,662
10/31/96            $22,226                 $19,359
11/30/96            $22,488                 $20,157
12/31/96            $23,514                 $20,685
1/31/97             $23,754                 $21,098
2/28/97             $22,335                 $20,587
3/31/97             $20,877                 $19,615
4/30/97             $20,357                 $19,670
5/31/97             $23,953                 $21,858
6/30/97             $25,312                 $22,795
7/31/97             $26,750                 $23,856
8/31/97             $27,350                 $24,403
9/30/97             $29,867                 $26,189
10/31/97            $28,508                 $25,039
11/30/97            $28,329                 $24,877
12/31/97            $28,098                 $25,312
1/31/98             $27,929                 $24,912
2/28/98             $30,435                 $26,753
3/31/98             $31,520                 $27,855
4/30/98             $31,496                 $28,009
5/31/98             $29,688                 $26,499
6/30/98             $30,700                 $26,555
7/31/98             $28,339                 $24,404
8/31/98             $20,989                 $19,664
9/30/98             $22,531                 $21,204
10/31/98            $24,290                 $22,069
11/30/98            $26,483                 $23,226
12/31/98            $28,411                 $24,663
1/31/99             $27,925                 $24,991
2/28/99             $24,283                 $22,967
3/31/99             $24,010                 $23,325
4/30/99             $24,738                 $25,415
5/31/99             $25,861                 $25,786
6/30/99             $27,197                 $26,952
7/31/99             $27,318                 $26,214
8/31/99             $25,770                 $25,244
9/30/99             $25,133                 $25,249
10/31/99            $24,010                 $25,352
11/30/99            $28,229                 $26,866
12/31/99            $31,934                 $29,912

PERFORMANCE(b)
DECEMBER 31, 1999

                                                                CUMULATIVE
                                                       SINCE      SINCE
SMALL CAP FUND             1 YEAR  3 YEARS  5 YEARS  INCEPTION  INCEPTION
Average Annual Total
Return(c)                  12.40%  10.74%   19.60%    15.62%     219.34%
Russell 2000 Index
Average Annual Total
Return(a)                  21.26%  13.08%   16.69%    14.68%     199.12%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)  The Fund began operations on January 3, 1992.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF        MARKET VALUE
SHARES     COUNTRY                                               NET ASSETS       (NOTE 1)

--------------------------------------------------------------------------------------------
EQUITY INVESTMENTS
CONSUMER DURABLES SECTOR                                                 0.4%
                    AUTOMOTIVE RELATED                                   0.4%
   86,900    US     Dura Automotive Systems Inc. *                              $  1,515,319
   40,100    US     Keystone Automotive Industries Inc. *                            235,587
                                                                                ------------
                                                                                   1,750,906
                                                                                ------------
CONSUMER NON-DURABLES SECTOR                                            10.9%
                    HOUSEHOLD/RELATED NON-DURABLES                       0.8%
  487,125    US     French Fragrances Inc. *                                       3,135,867
                    LEISURE TIME PRODUCTS/SERVICES                       2.9%
  143,300    US     Churchill Downs Inc.                                           3,233,206
   96,000    US     Micros Systems Inc. *                                          7,104,000
   59,000    US     P.F. Chang's China Bistro Inc. *                               1,467,625
                                                                                ------------
                                                                                  11,804,831
                                                                                ------------
                    RETAIL TRADE                                         7.2%
  366,200    US     CSK Auto Corp. *                                               6,408,500
  255,300    US     InterTAN Inc. *                                                6,669,712
   25,700    US     Pacific Sunwear of California Inc. *                             819,188
  142,300    US     Pantry Inc. *                                                  2,009,988
   79,500    US     REX Stores Corp. *                                             2,782,500
  551,000    US     Trans World Entertainment Corp. *                              5,785,500
  184,800    US     Ultimate Electronics Inc. *                                    4,573,800
                                                                                ------------
                                                                                  29,049,188
                                                                                ------------
CYCLICAL/CAPITAL GOODS SECTOR                                            4.6%
                    AEROSPACE/DEFENSE                                    1.4%
  135,900    US     L-3 Communications Holdings Inc. *                             5,656,838
                    BUILDING/CONSTRUCTION                                2.5%
  270,900    US     Integrated Electrical Services *                               2,725,931
  185,000    US     Tetra Tech Inc. *                                              2,844,375
  267,400    US     Wilmar Industries Inc. *                                       4,646,075
                                                                                ------------
                                                                                  10,216,381
                                                                                ------------
                    RAW/BASIC MATERIALS                                  0.7%
  164,100    US     Metals USA Inc. *                                              1,394,850
  155,200    US     Oregon Steel Mills Inc.                                        1,231,900
                                                                                ------------
                                                                                   2,626,750
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF        MARKET VALUE
SHARES     COUNTRY                                               NET ASSETS       (NOTE 1)

--------------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
ENERGY SECTOR                                                            7.0%
                    ENERGY                                               7.0%
  163,100    US     Cal Dive International Inc. *                               $  5,402,688
   19,400    FR     Coflexip S.A. (ADR)                                              737,200
  209,700    NL     Core Laboratories N.V. *                                       4,207,106
  453,000    US     National-Oilwell Inc. *                                        7,106,437
   41,900    US     Patterson Energy Inc. *                                          544,700
  578,900    US     Superior Energy Services Inc. *                                3,907,575
  415,300    US     Tuboscope Inc. *                                               6,592,888
                                                                                ------------
                                                                                  28,498,594
                                                                                ------------
HEALTH CARE SECTOR                                                       8.2%
                    DRUGS AND HOSPITAL SUPPLIES                          5.2%
  112,600    US     Bone Care International Inc. *                                 1,421,575
  109,400    US     CIMA Labs Inc. *                                               1,429,038
   55,900    US     INAMED Corp. *                                                 2,452,612
  132,500    US     Inhale Therapeutic Systems Inc. *                              5,639,531
   67,600    US     Invitrogen Corp. *                                             4,056,000
   68,000    US     Maxygen Inc. *                                                 4,828,000
   65,700    US     Titan Pharmaceuticals Inc. *                                   1,248,300
                                                                                ------------
                                                                                  21,075,056
                                                                                ------------
                    HEALTH CARE SERVICES                                 3.0%
   44,100    US     Centennial Healthcare Corp. *                                    132,300
  138,000    US     IMPATH Inc. *                                                  3,510,375
  156,600    US     MedicaLogic Inc. *                                             3,288,600
   32,800    US     Renal Care Group Inc. *                                          766,700
  355,000    US     Veterinary Centers of America Inc. *                           4,570,625
                                                                                ------------
                                                                                  12,268,600
                                                                                ------------
INTEREST-SENSITIVE SECTOR                                                4.8%
                    BANKING                                              0.3%
   26,000    US     Silicon Valley Bancshares *                                    1,287,000
                    GENERAL FINANCE                                      2.8%
  166,100    US     Affiliated Managers Group Inc. *                               6,716,669
  125,000    US     eSPEED Inc. (Class A) *                                        4,445,312
                                                                                ------------
                                                                                  11,161,981
                                                                                ------------
                    INSURANCE                                            1.7%
  268,000    US     InsWeb Corp. *                                                 6,850,750

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF        MARKET VALUE
SHARES     COUNTRY                                               NET ASSETS       (NOTE 1)

--------------------------------------------------------------------------------------------

EQUITY INVESTMENTS
TECHNOLOGY SECTOR                                                       39.8%
                    COMPUTERS/OFFICE EQUIPMENT                           4.5%
   91,900    US     Black Box Corp. *                                           $  6,157,300
   74,000    US     Insight Enterprises Inc. *                                     3,006,250
  224,100    US     Pinnacle Systems Inc. *                                        9,118,069
                                                                                ------------
                                                                                  18,281,619
                                                                                ------------
                    ELECTRONICS/NEW TECHNOLOGY                          21.1%
  353,000    US     Actel Corp. *                                                  8,472,000
  172,400    US     Advanced Energy Industries Inc. *                              8,490,700
  261,300    US     Artesyn Technologies Inc. *                                    5,487,300
   17,100    IS     AudioCodes Ltd. *                                              1,573,200
  263,100    US     Burr-Brown Corp. *                                             9,504,487
   85,100    US     Carrier Access Corp. *                                         5,728,294
   56,600    US     Crossroads Systems Inc. *                                      4,782,700
  105,800    US     Cymer Inc. *                                                   4,866,800
  568,900    US     Cypress Semiconductor Corp. *                                 18,418,137
  270,200    US     Digital Microwave Corp. *                                      6,332,812
   93,300    US     GlobeSpan Inc. *                                               6,076,163
  113,900    US     Hadco Corp. *                                                  5,808,900
                                                                                ------------
                                                                                  85,541,493
                                                                                ------------
                    TECHNOLOGY SERVICES                                 14.2%
   51,500    US     Active Software Inc. *                                         4,738,000
  131,900    US     Actuate Corp. *                                                5,655,212
   50,300    US     Allaire Corp. *                                                7,359,519
  208,900    US     BindView Development Corp. *                                  10,379,719
  130,500    US     Exchange Applications Inc. *                                   7,291,687
   23,200    US     Expedia Inc. (Class A) *                                         812,000
   39,700    US     InterVu Inc. *                                                 4,168,500
   64,200    US     Mission Critical Software Inc. *                               4,494,000
   15,200    US     NetIQ Corp. *                                                    791,350
   10,200    US     Pegasus Systems Inc. *                                           615,188
   54,900    US     Primus Knowledge Solutions Inc. *                              2,487,656
  150,000    US     TSI International Software Ltd. *                              8,493,750
                                                                                ------------
                                                                                  57,286,581
                                                                                ------------
TELEMEDIA/SERVICES SECTOR                                               23.6%
                    BUSINESS SERVICES                                   10.5%
    4,900    US     BISYS Group Inc. *                                               319,725
   39,300    US     CheckFree Holdings Corp. *                                     4,106,850
  198,100    US     Choicepoint Inc. *                                             8,196,387
   45,000    US     G & K Services Inc. (Class A)                                  1,456,875

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 1999

                                                                    % OF        MARKET VALUE
SHARES     COUNTRY                                               NET ASSETS       (NOTE 1)

--------------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                    BUSINESS SERVICES (CONTINUED)
  258,600    US     Modis Professional Services Inc. *                          $  3,685,050
  637,100    US     Personal Group of America Inc. *                               6,450,638
  865,500    US     Romac International Inc. *                                    11,630,156
  246,200    US     School Specialty Inc. *                                        3,723,775
  245,400    US     Wackenhut Corrections Corp. *                                  2,868,113
                                                                                ------------
                                                                                  42,437,569
                                                                                ------------
                    COMMUNICATION SERVICES                               9.4%
  291,300    US     Allied Riser Communications Corp. *                            6,026,269
   95,500    US     High Speed Access Corp. *                                      1,683,188
  288,000    US     ICG Communications Inc. *                                      5,400,000
  138,800    US     Intermedia Communications of Florida
                    Inc. *                                                         5,387,175
   79,700    US     Network Access Solutions Corp. *                               2,630,100
  223,000    US     SoftNet Systems Inc. *                                         5,602,875
  157,600    US     Sykes Enterprises Inc. *                                       6,914,700
  105,700    US     Z-Tel Technologies Inc. *                                      4,267,637
                                                                                ------------
                                                                                  37,911,944
                                                                                ------------
                    MEDIA                                                3.7%
  120,900    US     Entercom Communications Corp. *                                7,979,400
   95,700    US     SFX Entertainment Inc. (Class A) *                             3,463,144
  253,800    US     Tickets.com Inc. *                                             3,632,512
                                                                                ------------
                                                                                  15,075,056
                                                                                ------------
TOTAL EQUITY INVESTMENTS (COST $318,880,047)                            99.3%    401,917,004
                                                                                ------------
SHORT-TERM INVESTMENTS
                    MONEY MARKET FUNDS                                   0.2%
  613,748    US     SSgA Money Market Fund                                           613,748
  166,198    US     SSgA U.S. Government Money Market Fund                           166,198
                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $779,946)                             0.2%        779,946
                                                                                ------------

TOTAL INVESTMENTS (COST $319,659,993)**                                 99.5%    402,696,950

                    OTHER ASSETS LESS LIABILITIES                        0.5%      1,996,384
                                                                                ------------
                    NET ASSETS                                         100.0%   $404,693,334
                                                                                ============

--------------------------------

*    Non-income producing security
ADR  American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 1999

Tax Information:

** For Federal income tax purposes, cost is $323,018,391 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $111,311,705
Unrealized depreciation                              (31,633,146)
                                                    ------------
Net unrealized appreciation                         $ 79,678,559
                                                    ============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 1999 categorized by country:

                                                      % OF NET ASSETS
                                              -------------------------------
                                     COUNTRY            SHORT-TERM
COUNTRY                               CODE    EQUITIES  AND OTHER     TOTAL

-----------------------------------------------------------------------------
France                                 FR        0.2%                  0.2%
Israel                                 IS        0.4%                  0.4%
Netherlands                            NL        1.0%                  1.0%
United States                          US       97.7%       0.7%      98.4%
                                              ------     ------      -----
  Total                                         99.3%       0.7%     100.0%
                                              ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Statements of Assets and Liabilities
 December 31, 1999
 (All numbers in thousands except net asset values)

                                                           MIDCAP    SMALL CAP
                                                            FUND       FUND
                                                         ----------  ---------
ASSETS:
  Investments at cost                                    $  945,494  $319,660
                                                         ==========  ========
  Investments at value (Note 1)                          $1,355,564  $402,697
  Cash                                                        3,250       563
  Collateral for securities on loan (Note 4)                 79,569    24,539
  Receivables:
    Investments sold                                              8     1,708
    Fund shares sold                                          1,098        63
    Dividends                                                   206        96
    Interest                                                    198        84
                                                         ----------  --------
      Total Assets                                        1,439,893   429,750
                                                         ----------  --------
LIABILITIES:
  Payables:
    Investments purchased                                       916       119
    Collateral for securities on loan (Note 4)               79,569    24,539
    Fund shares repurchased                                   1,076        44
    Management fees (Note 2)                                    793       329
    Other                                                        50        26
                                                         ----------  --------
      Total Liabilities                                      82,404    25,057
                                                         ----------  --------
NET ASSETS                                               $1,357,489  $404,693
                                                         ==========  ========
NET ASSETS CONSIST OF:
  Paid-in capital (Note 3)                               $  896,401  $362,566
  Accumulated net realized gain (loss) on investments
    and foreign currency transactions                        51,018   (40,910)
  Net unrealized appreciation on investments                410,070    83,037
                                                         ----------  --------
NET ASSETS                                               $1,357,489  $404,693
                                                         ==========  ========
SHARES OUTSTANDING                                          169,277    39,559
                                                         ==========  ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE                                                  $     8.02  $  10.23
                                                         ==========  ========

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Statements of Operations
 For the Year Ended December 31, 1999
 (All numbers in thousands)

                                                          MIDCAP   SMALL CAP
                                                           FUND      FUND
                                                         --------  ---------
INVESTMENT INCOME: (NOTE 1)
  Income:
    Dividends                                            $  4,170  $    760
    Interest                                                1,221       559
    Foreign tax withheld                                      (33)       --
                                                         --------  --------
      Total investment income                               5,358     1,319
                                                         --------  --------
  Expenses:
    Investment management fees (Note 2)                     7,410     4,309
    Custodian fees                                            150        80
    Miscellaneous expenses                                      1         2
                                                         --------  --------
      Total expenses                                        7,561     4,391
                                                         --------  --------
        Net investment loss                                (2,203)   (3,072)
                                                         --------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                 234,002   (32,599)
  Net change in unrealized appreciation on investments    277,202    58,242
                                                         --------  --------
  Net realized and unrealized gain                        511,204    25,643
                                                         --------  --------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $509,001  $ 22,571
                                                         ========  ========

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                MIDCAP FUND                SMALL CAP FUND
                                                         --------------------------  --------------------------
                                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                             1999          1998          1999          1998
                                                         ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment loss                                     $   (2,203)   $     (137)   $  (3,072)    $  (3,563)
  Net realized gain (loss) on investments and foreign
    currency transactions                                    234,002       115,271      (32,599)       87,204
  Net change in unrealized appreciation (depreciation)
    on investments                                           277,202        27,337       58,242       (65,283)
                                                          ----------    ----------    ---------     ---------
  Net increase in net assets from operations                 509,001       142,471       22,571        18,358
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments                          (180,650)     (158,525)          --      (102,478)
  In excess of realized gain on investments                       --            --      (10,485)           --
                                                          ----------    ----------    ---------     ---------
Total distributions to shareholders                         (180,650)     (158,525)     (10,485)     (102,478)
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS       53,875        30,492     (165,358)      (19,326)
                                                          ----------    ----------    ---------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      382,226        14,438     (153,272)     (103,446)
NET ASSETS:
  Beginning of year                                          975,263       960,825      557,965       661,411
                                                          ----------    ----------    ---------     ---------
  End of year                                             $1,357,489    $  975,263    $ 404,693     $ 557,965
                                                          ==========    ==========    =========     =========
FUND SHARE TRANSACTIONS:
  DOLLAR AMOUNTS
  Sold                                                    $  155,687    $  127,964    $  48,161     $ 111,487
  Issued to shareholders in reinvestment of
    distributions                                            180,435       156,239       10,459       100,547
  Repurchased                                               (282,247)     (253,711)    (223,978)     (231,360)
                                                          ----------    ----------    ---------     ---------
      Net increase (decrease)                             $   53,875    $   30,492    $(165,358)    $ (19,326)
                                                          ==========    ==========    =========     =========
  SHARE AMOUNTS
  Sold                                                        23,371        21,102        5,583        10,548
  Issued to shareholders in reinvestment of
    distributions                                             24,616        29,535        1,108        11,705
  Repurchased                                                (44,732)      (38,770)     (26,739)      (19,362)
                                                          ----------    ----------    ---------     ---------
      Net increase (decrease)                                  3,255        11,867      (20,048)        2,891
                                                          ==========    ==========    =========     =========
PURCHASES AND SALES OF INVESTMENT SECURITIES (EXCLUDING
  SHORT-TERM SECURITIES):
  Purchases of securities                                 $1,910,060    $1,517,508    $ 486,026     $ 738,646
  Proceeds from sales of securities                        1,997,527     1,686,061      619,777       866,195

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Financial Highlights
For a share outstanding throughout each fiscal year:

                                                                      DRESDNER RCM MIDCAP FUND
                                                    -------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------
                                                    1999(2)     1998(2)      1997(2)      1996(1)(2)       1995
                                                    -------     --------     --------     ----------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                $ 5.87       $ 6.23       $ 6.40        $ 9.13        $ 7.89
                                                    ------       ------       ------        ------        ------
  Income from investment operations:
    Net investment income (loss)                     (0.01)          --        (0.01)        (0.01)         0.02
    Net realized and unrealized gain on
      investments                                     3.42         0.81         1.08          1.59          2.66
                                                    ------       ------       ------        ------        ------
  Total from investment operations                    3.41         0.81         1.07          1.58          2.68
  Less distributions:
    From net investment income                          --           --           --            --         (0.02)
    From net realized gain on investments            (1.26)       (1.17)       (1.24)        (4.31)        (1.42)
                                                    ------       ------       ------        ------        ------
  Total distributions                                (1.26)       (1.17)       (1.24)        (4.31)        (1.44)
                                                    ------       ------       ------        ------        ------
NET ASSET VALUE, END OF YEAR                        $ 8.02       $ 5.87       $ 6.23        $ 6.40        $ 9.13
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
TOTAL RETURN (3)                                     60.18%       15.06%       17.50%        19.07%        34.53%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in millions)               $1,357       $  975       $  961        $  896        $1,325
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
Ratio of expenses to average net assets               0.77%        0.76%        0.76%         0.84%         0.76%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
Ratio of net investment income (loss) to average
  net assets                                         (0.22)%      (0.01)%      (0.17)%       (0.12)%        0.22%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
Portfolio turnover                                  198.17%      168.24%      155.10%       115.89%        96.46%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------

------------------------------------

(1) Stock split 25:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.
(2)  Calculated using the average share method.
(3) Total return measures the change in value of an investment over the period indicated.

                                                                     DRESDNER RCM SMALL CAP FUND
                                                    -------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------
                                                    1999(2)     1998(2)      1997(2)      1996(1)(2)       1995
                                                    -------     --------     --------     ----------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                $ 9.36       $11.66       $11.77        $11.35        $ 9.42
                                                    ------       ------       ------        ------        ------
  Income from investment operations:
    Net investment loss                              (0.06)       (0.07)       (0.08)        (0.08)        (0.04)
    Net realized and unrealized gain on
      investments                                     1.20           --(3)      2.29          3.82          3.21
                                                    ------       ------       ------        ------        ------
  Total from investment operations                    1.14        (0.07)        2.21          3.74          3.17
  Less distributions:
    From net realized gain on investments               --        (2.23)       (2.32)        (3.32)        (1.24)
    In excess of realized gain on investments        (0.27)          --           --            --            --
                                                    ------       ------       ------        ------        ------
  Total distributions                                (0.27)       (2.23)       (2.32)        (3.32)        (1.24)
                                                    ------       ------       ------        ------        ------
NET ASSET VALUE, END OF YEAR                        $10.23       $ 9.36       $11.66        $11.77        $11.35
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
TOTAL RETURN (4)                                     12.40%        1.11%       19.49%        34.39%        34.08%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in millions)               $  405       $  558       $  661        $  569        $  410
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
Ratio of expenses to average net assets               1.02%        1.01%        1.02%         1.00%         1.01%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
Ratio of net investment loss to average net assets   (0.71)%      (0.61)%      (0.68)%       (0.58)%       (0.22)%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------
Portfolio turnover                                  116.42%      131.85%      117.64%       117.00%        83.91%
                                                    ------       ------       ------        ------        ------
                                                    ------       ------       ------        ------        ------

------------------------------------

(1) Stock split 12:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.
(2)  Calculated using the average share method.
(3) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctating market values of the investments of the Fund.
(4) Total return measures the change in value of an investment over the period indicated.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Capital Funds, Inc.
 Notes to Financial Statements
 December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

        The Dresdner RCM Capital Funds, Inc. ("Capital Company") is organized as a Maryland corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Capital Company consists of three series. The Dresdner RCM MidCap Fund ("MidCap Fund"), formerly known as the Dresdner RCM Growth Equity Fund, and the Dresdner RCM Small Cap Fund ("Small Cap Fund") are diversified, no-load series of the Capital Company. These two series are collectively referred to as the "Funds." The Dresdner RCM International Growth Equity Fund ("International Fund") is a non-diversified, no load series of the Capital Company. The International Fund's financial statements and financial highlights are included in the annual report of the Dresdner RCM Global Funds.

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from these estimates.

A. PORTFOLIO VALUATION:

        Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security is valued at the closing bid price on such day. If no bid price is quoted on such day, then the security is valued by such method as the Board of Directors or a duly constituted committee of the Board of Directors of the Capital Company determines in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or similar foreign reporting service are valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Capital Company in good faith deems appropriate to reflect their fair market value. Other portfolio securities held by the Funds are valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities are valued by whatever means the Board of Directors or a duly constituted committee of the Board of Directors of the Capital Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES:

        Security transactions are recorded as of the date of purchase or sale. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Each Fund bears expenses incurred specifically on its behalf as well as a portion of any general expenses.

C. FOREIGN CURRENCY TRANSACTIONS AND FOREIGN INVESTMENTS:

        The books and records of each of the Funds are maintained in U.S. dollars. The value of securities, currencies, and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investments are translated at the contracted currency exchange rates established at the time of the trade. Income and expenses are translated at the prevailing exchange rates on the respective dates of such transactions.

 Dresdner RCM Capital Funds, Inc.
 Notes to Financial Statements
 December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
        Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency translations. The Funds do not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

        Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

D. FEDERAL INCOME TAXES:

        Each Fund is a separate entity for federal income tax purposes. Each Fund intends to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of each Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal income or excise taxes on income and capital gains. As of December 31, 1999, the Small Cap Fund had a capital loss carryover of $29,437,870, which will expire on December 31, 2007.

E. DISTRIBUTIONS:

        Income dividends and capital gain distributions (if any) are declared and distributed to shareholders annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles, and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. These differences are primarily due to differing treatments for losses as a result of wash sales, foreign currency transactions and/or passive foreign investment companies.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        Dresdner RCM Global Investors LLC ("Dresdner RCM") serves as the Funds' investment manager, subject to the authority of the Board of Directors. The MidCap Fund and Small Cap Fund pay investment management fees monthly at annualized rates of 0.75% and 1.00%, respectively, of each Fund's average daily net assets.

        The Funds are each responsible for the payment of certain of their operating expenses, including brokerage and commission expenses; taxes levied on the Funds; interest charges on borrowings (if any); charges and expenses of the custodian; and payment of investment management fees due to Dresdner RCM. Dresdner RCM is responsible for all other expenses incurred by the MidCap Fund and the Small Cap Fund.

        On December 31, 1999, the Dresdner RCM Profit Sharing Plan, participation in which is limited to employees of Dresdner RCM, owned 603,695 shares of the MidCap Fund and 279,639 shares of the Small Cap Fund.

 Dresdner RCM Capital Funds, Inc.
 Notes to Financial Statements
 December 31, 1999

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
        At December 31, 1999, 6 shareholders in the MidCap Fund and
4 shareholders in the Small Cap Fund each held more than 5% of the outstanding shares of the respective Funds. These shareholders, in aggregate, held approximately 60.74% of the Mid Cap Fund and 48.54% of the Small Cap Fund.

3. CAPITAL SHARES

        At December 31, 1999, there were 1,000,000,000 shares of the Capital Company's common stock authorized, at $0.0001 par value. Of this amount, 300,000,000 were classified as shares of the MidCap Fund and 100,000,000 were classified as shares of the Small Cap Fund.

4. SECURITIES LENDING

        Effective October 31, 1999, the MidCap Fund and the Small Cap Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Funds receive cash collateral equal to at least 102% of the current market value of the loaned securities. The Funds invest the cash collateral in repurchase agreements through State Street Bank & Trust Company pursuant to guidelines approved by the Capital Company's Board of Directors. Income earned on the collateral is paid to Morgan monthly. The Funds receive a fee, payable monthly, negotiated by the Funds and Morgan, based on the number and duration of the lending transactions. For the year ended
December 31, 1999, net securities lending income was $304,166 and $112,500 for the MidCap Fund and the Small Cap Fund, respectively, and is included in interest income.

        At December 31, 1999, securities with a market value of $78,008,644 and $24,057,906 were on loan to brokers for the MidCap Fund and the Small Cap Fund, respectively. The loans were collateralized by repurchase agreements of $79,568,814 and $24,539,063 for the MidCap Fund and the Small Cap Fund, respectively. As with other extensions of credit, the Fund may bear the risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

5. DIRECTORS' FEES

        Each Director who is not an interested person of the Capital Company (as defined in the 1940 Act) receives an annual retainer of $9,000, plus $1,500 for each Board meeting attended for each series, and $500 for each committee meeting attended for each series.

        Each Director who is not an interested person of the Capital Company may elect to defer receipt of all or a portion of his or her fees for service as a director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills or shares of the Common Stock of the Capital Company or of the Dresdner RCM Global Funds, Inc., or a combination of these options, and the amount of deferred fees payable to such director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability.

 Report of Independent Accountants

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE DRESDNER RCM MIDCAP FUND AND THE DRESDNER RCM SMALL CAP FUND:

        In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dresdner RCM MidCap Fund, formerly the Dresdner RCM Growth Equity Fund, and the Dresdner RCM Small Cap Fund (two of the Funds constituting the Dresdner RCM Capital Funds, Inc.), (hereafter referred to as the "Funds") at December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000

TAX INFORMATION (UNAUDITED)

        On December 20, 1999 distributions were paid from investment operations for the Funds. The dividends were recorded on December 16, 1999, to shareholders of record on December 15, 1999.

                                       ORDINARY     LONG-TERM        TOTAL
FUND                                    INCOME     CAPITAL GAIN  DISTRIBUTIONS
-----------------------------------  ------------  ------------  -------------
MidCap Fund
  Per Share                          $       1.19  $      0.07   $       1.26
  Amount                             $169,726,726  $10,923,093   $180,649,819

Small Cap Fund
  Per Share                          $       0.27  $      0.00   $       0.27
  Amount                             $ 10,484,886  $         0   $ 10,484,886

INVESTMENT MANAGER

Dresdner RCM Global Investors LLC
Four Embarcadero Center
San Francisco, California 94111

TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

            This report is not authorized for distribution to prospective investors unless preceded or accompanied by a Dresdner RCM Capital Funds prospectus, which contains complete information about the Funds, including expenses. Investors should read the prospectus carefully before they invest or send money, as it explains certain risks associated with investing in these Funds, including investments in international and emerging markets. These risks include social, economic and political instability, market illiquidity, and currency volatility. There are also special risks associated with investing in stocks of small companies, which tend to be more volatile and less liquid than stocks of large companies. There are additional risks associated with investing in Funds that lack industry diversification. Portfolio holdings are subject to change and should not be considered as a recommendation to purchase.

            Grassroots-SM- Research is a division of Dresdner RCM Global Investors LLC ("Dresdner RCM"). The information and opinions expressed represent the judgement of Dresdner RCM. Dresdner RCM and its affiliates, officers, employees or clients may effect or have effected transactions for their own account(s) in the securities mentioned here or in any related investments. Accordingly, information may be available to Dresdner RCM that is not reflected at this time. The information and opinions have been compiled or arrived at from sources believed to be reliable and in good faith, but no representation or warranty, express or implied, is made as to their accuracy, completeness or correctness. Dresdner RCM accepts no liability whatsoever for any direct or consequential loss or damage arising from your use of this information. Research data used by Grassroots-SM- to generate Grassroots-SM- Research recommendations, is received from reporters who work as independent contractors for broker-dealers who supply research to Dresdner RCM in connection with broker services.

     DISTRIBUTOR: DRESDNER RCM DISTRIBUTORS, A DIVISION OF FUNDS
     DISTRIBUTOR INC.